Statements of Profit or Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net revenue from sales and services	R$ 90,697,983	R$ 79,230,014	R$ 76,740,033
Cost of products and services sold	(84,537,368)	(72,431,473)	(70,196,945)
Gross profit	6,160,615	6,798,541	6,543,088
Operating income (expenses)
Selling and marketing	(2,670,867)	(2,486,389)	(2,220,193)
General and administrative	(1,625,839)	(1,576,528)	(1,445,859)
Loss on disposal of property, plant and equipment and intangibles	(22,088)	(2,242)	(6,134)
Other operating income, net	57,533	59,360	198,972
Operating income before financial income (expenses) and share of profit (loss) of joint ventures and associates	1,899,354	2,792,742	3,069,874
Share of profit (loss) of joint ventures and associates	(14,779)	20,673	7,476
Operating income before financial income (expenses) and income and social contribution taxes	1,884,575	2,813,415	3,077,350
Financial income	681,235	585,101	513,243
Financial expenses	(794,771)	(1,059,397)	(1,355,819)
Financial result, net	(113,536)	(474,296)	(842,576)
Income before income and social contribution taxes	1,771,039	2,339,119	2,234,774
Income and social contribution taxes
Current	(476,302)	(922,458)	(800,497)
Deferred	(162,417)	109,204	112,539
Income and social contribution taxes, total	(638,719)	(813,254)	(687,958)
Net income for the year	1,132,320	1,525,865	1,546,816
Net income for the year attributable to:
Shareholders of the Company	1,150,421	1,526,505	1,537,837
Non-controlling interests in subsidiaries	(18,101)	(640)	8,979
Net income for the year	R$ 1,132,320	R$ 1,525,865	R$ 1,546,816
Earnings per share (based on weighted average number of shares outstanding)
Basic	R$ 1.0611	R$ 1.4084	R$ 1.4203
Diluted	R$ 1.0541	R$ 1.3984	R$ 1.4095